UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2011
                                                   --------------

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  /  / is a restatement.
                                  /  /  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     American Beacon Advisors, Inc.
Address:  4151 Amon Carter Blvd., MD  2450
          Fort Worth , TX 76155


Form 13F File Number: 28-14511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rosemary K. Behan
Title:    Vice President and General Counsel
Phone:    (817) 391-6170

Signature, Place, and Date of Signing:

    /s/Rosemary K. Behan     Fort Worth, TX     February 14, 2011
    --------------------     --------------     -----------------
        [Signature]          [City, State]            [Date]

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
--------------------------------------------------

Form 13F File Number          Name

28-01006                     Barrow, Hanley, Mewhinney & Strauss, LLC
28-05620                     Brandes Investment Partners, LP
28-02204                     Brandywine Global Investment Management, LLC
28-11166                     Calamos Advisors LLC
28-06700                     Dreman Value Management, LLC
28-12666                     Evercore Asset Management, LLC
28-03578                     Franklin Advisers, Inc.
28-10068                     Hotchkis and Wiley Capital Management LLC
28-10469                     Lazard Asset Management LLC
28-04968                     Massachusetts Financial Services Company
28-11866                     Morgan Stanley Investment Management Inc.
28-11411                     Opus Capital Group, LLC
28-03791                     Pzena Investment Management, LLC
28-01074                     Templeton Investment Counsel, LLC
28-00242                     The Boston Company Asset Management, LLC
28-04884                     The Renaissance Group LLC
28-03676                     Winslow Capital Management, Inc.
28-11061                     Zebra Capital Management, LLC
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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                            ------

Form 13F Information Table Entry Total:       9
                                            ------

Form 13F Information Table Value Total:     $1,896
                                            -------
                                          (thousands)

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




                                               FORM 13-F INFORMATION TABLE




COLUMN 1                         COLUMN 2       COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE OF                    VALUE    SHRS OR  SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS           CUSIP     (x$1000)  PRN AMT  PRN  CALL   DISCRETION   MANAGERS  SOLE  SHARED  NONE
------------------------------  ---------      ---------  ---------  -------  ---- ----   ------------ --------  ------------------
ANNALY CAPITAL MANAGEMENT       COM            035710409    101      5,800     SH           DEFINED             5,800

                                NOTE
CHINA MEDICAL TECHNOLOGIES INC 4.000% 8/1      169483AC8    179      200,000   PRN          DEFINED             200,000

DEX ONE CORP                    COM            25212W100    52       10,761    SH           DEFINED             10,761

E TRADE
FINANCIAL CORP                  NOTE 8/3       269246AZ7    363      240,000   PRN          DEFINED             240,000


HORIZON LINES                   NOTE
INC.                            4.250% 8/1     44044KAB7    719      925,000   PRN          DEFINED             925,000

                                NOTE
LIVE NATION ENTERTAINMENT INC   2.875% 7/1     538034AB5    226      250,000   PRN          DEFINED             250,000

OMEGA HEALTHCARE INVESTORS      COM            681936100    123      5,500     SH           DEFINED             5,500

SUPERMEDIA INC                  COM            868447103    6        1,037     SH           DEFINED             1,037

TEEKAY LNG PARTNERS LP LTD      PRTNRSP UNITS  Y8564M105    127      3,100     SH           DEFINED             3,100

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